Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	100,000,000
Common stock, shares issued (in shares)	90,759,324	72,999,361
Common stock, shares outstanding (in shares)	90,759,324	72,999,361
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000
Preferred stock, shares outstanding (in shares)	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	0	5,000,000
Preferred stock, shares issued (in shares)	0	15,500
Preferred stock, shares outstanding (in shares)	0	15,500
Preferred stock, liquidation preference	$ 0	$ 1,550,000
Preferred stock, shares designated (in shares)	50,000	50,000